UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     May 17, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $162,345 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M CO                                       COM              88579y101       868      10390SH         SOLE          868   0  0
ABBOTT LABS                                 COM               00282410       421       8000SH         SOLE          421   0  0
ANGLOGOLD ASHANTI LTD                       SPONSORED ADR    035128206      6960     183410SH         SOLE         6960   0  0
AT&T INC                                    COM              00206R102      6198     239852SH         SOLE         6198   0  0
AVISTA CORP                                 COM              05379b107      6996     337795SH         SOLE         6996   0  0
BARRICK GOLD CORP                           COM              067901108       371       9686SH         SOLE          371   0  0
BERKSHIRE HATHAWAY INC CL A                 CLB              084670108       731          6SH         SOLE          731   0  0
BERKSHIRE HATHAWAY INC CL B                 CLB NEW          084670702       610       7500SH         SOLE          610   0  0
BHP BILLITON LTD                            SPONSORED ADR    088606108      1117      13905SH         SOLE         1117   0  0
BOEING CO                                   COM              097023105       202       2784SH         SOLE          202   0  0
BP PLC                                      SPONSORED ADR    055622104      5432      95183SH         SOLE         5432   0  0
BRISTOL MYERS SQUIBB CO                     COM              110122108       436      16320SH         SOLE          436   0  0
CARBO CERAMICS INC                          COM              140781105       954      15300SH         SOLE          954   0  0
CHEVRON CORP                                COM              166764100      1311      17285SH         SOLE         1311   0  0
CISCO SYS INC                               COM              17275r102       278      10698SH         SOLE          278   0  0
DELL INC                                    COM              24702R101      4998     332763SH         SOLE         4998   0  0
DU PONT E I DE NEMOURS & CO                 COM              263534109      3811     102332SH         SOLE         3811   0  0
LILLY ELI & CO                              COM              532457108      5217     144049SH         SOLE         5217   0  0
FLEXTRONICS INTL LTD                        ORD              Y2573F102      3720     474477SH         SOLE         3720   0  0
HUGOTON RTY TR                              UNIT BEN INT     444717102      3320     200715SH         SOLE         3320   0  0
INTEL CORP                                  COM              458140100       710      31873SH         SOLE          710   0  0
INTERNATIONAL BUSINESS MACHS                COM              459200101       321       2505SH         SOLE          321   0  0
ISHARES SILVER TRUST                        ISHARES          46428Q109      3984     232448SH         SOLE         3984   0  0
LSI CORP                                    COM              502161102       208      33940SH         SOLE          208   0  0
M & T BK CORP                               COM              55261F104      2387      30073SH         SOLE         2387   0  0
MARATHON OIL CORP                           COM              565849106       205       6474SH         SOLE          205   0  0
MARSH & MCLENNAN COS INC                    COM              571748102      6293     257708SH         SOLE         6293   0  0
MERCK & CO INC NEW                          COM              58933y105      6800     182057SH         SOLE         6800   0  0
MICROSOFT CORP                              COM              594918104      5002     170787SH         SOLE         5002   0  0
NEWMONT MINING CORP                         COM              651639106      6494     127512SH         SOLE         6494   0  0
NIPPON TELEG & TEL CORP                     SPONSORED ADR    654624105      5169     245917SH         SOLE         5169   0  0
NUANCE COMMUNICATIONS INC                   COM              67020Y100       238      14275SH         SOLE          238   0  0
OLIN CORP                                   COM PAR $!       680665205      6520     332331SH         SOLE         6520   0  0
PAN AMERN SILVER CORP                       COM              697900108       201       8700SH         SOLE          201   0  0
PFIZER INC                                  COM              717081103      6044     352394SH         SOLE         6044   0  0
PNM RES INC                                 COM              69349H107      4836     385966SH         SOLE         4836   0  0
PORTLAND GEN ELEC CO                        COM NEW          736508847      5321     275541SH         SOLE         5321   0  0
PSHS SHRT S&P500                            PSHS SHRT S&P500 74347R503      3290      66461SH         SOLE         3290   0  0
SAFEWAY INC                                 COM NEW          786514208      5775     232320SH         SOLE         5775   0  0
SOUTHWEST AIRLS CO                          COM              844741108      7358     556545SH         SOLE         7358   0  0
SPDR GOLD TRUST                             GOLD SHS         78463V107      3710      34053SH         SOLE         3710   0  0
SYMANTEC CORP                               COM              871503108       564      33300SH         SOLE          564   0  0
TECO ENERGY INC                             COM              872375100      5276     332035SH         SOLE         5276   0  0
TIDEWATER INC                               COM              886423102      5793     122541SH         SOLE         5793   0  0
TIME WARNER INC                             COM NEW          887317303      2869      91740SH         SOLE         2869   0  0
UNITEDHEALTH GROUP INC                      COM              91324p102       271       8280SH         SOLE          271   0  0
US BANCORP DEL                              COM NEW          902973304       337      13030SH         SOLE          337   0  0
WASHINGTON FED INC                          COM              938824109      6650     327267SH         SOLE         6650   0  0
WELLS FARGO & CO NEW                        COM              949746101      5768     185334SH         SOLE         5768   0  0


                                                                          162345                                 162345
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